4A. Income Taxes (Details Narrative) - Dec. 31, 2014 - USD ($)	Total
Income Tax Disclosure [Abstract]
Net operating loss carryforwarrd	$ 2,609,000
Operating loss beginning expiration date	Dec. 31, 2034